PROPERTY AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 4:-	PROPERTY AND EQUIPMENT, NET

Property and equipment, net is comprised of the following:

	June 30,	December 31,
	2025	2024
	Unaudited	Audited
Cost:

Buildings and land	$84,097	$84,022
Computers, software and electronic equipment	69,220	67,627
Network equipment	41,895	39,739
Office furniture and equipment	4,260	4,165
Vehicles	353	299
Leasehold improvements	2,964	2,624

	202,789	198,476
Accumulated depreciation	(132,309)	(127,642)

Depreciated cost	$70,480	$70,834

Depreciation expenses amounted to $4,894 and $5,393 during the six months ended June 30, 2025 and 2024, respectively.

The Company leases part of its buildings as office space to others. The gross income generated from such leases amounted to approximately $2,211 and $2,649 for the six months ended June 30, 2025 and 2024, respectively. These amounts do not include the corresponding offsetting expenses related to this income.